CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net unrealized gain on available-for-sale investments, tax
Transfer to statements of operations of realized gain on available-for-sale investments, tax